Financial instruments and risk management (Details 14) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
Hedge Designation 2025 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	R$ 400
Hedge Designation 2025 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	244
Hedge Designation 2028 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	1,250
Hedge Designation 2028 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	3,779
Hedge Designation 2029 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	500
Hedge Designation 2029 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	507
Hedge Designation 2030 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	800
Hedge Designation 2030 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	1,771
Hedge Designation 2031 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	800
Hedge Designation 2031 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	1,771
Hedge Designation 2032 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	600
Hedge Designation 2032 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	1,311
Hedge Designation 2033 [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	800
Hedge Designation 2033 [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Expected realization flow	R$ 640